GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
GOODWILL
NOTE 10:-     GOODWILL

a.	Changes in goodwill for the years ended December 31, 2016 and 2015, by reporting units are as follows:

	Syneron *)	LI	RBT	CT	Total
As of January 1, 2015:
Goodwill	$15,321	$3,184	$2,528	$5,437	$26,470
Accumulated impairment losses	-	-	(1,185)	-	(1,185)

	15,321	3,184	1,343	5,437	25,285

Acquisitions and others	-	-	-	-	-
Impairment losses	-	-	(1,343)	(2,500)	(3,843)

As of December 31, 2015:
Goodwill	15,321	3,184	2,528	5,437	26,470
Accumulated impairment losses	-	-	(2,528)	(2,500)	(5,028)

	15,321	3,184	-	2,937	21,442
Acquisitions and others	-	-	-	-	-
Deconsolidation of subsidiary	-	(3,184)	-	-	(3,184)
Impairment losses	-	-	-	-	-

As of December 31, 2016:
Goodwill	15,321	-	2,528	5,437	23,286
Accumulated impairment losses	-	-	(2,528)	(2,500)	(5,028)

	$15,321	$-	$-	$2,937	$18,258

*) Syneron reporting unit includes goodwill attributed to the acquisitions of UltraShape Ltd., Primaeva Medical Inc., Inlight Corp. and Traspharma.

b.	Impairment of goodwill and intangibles related to Cooltouch:

An agreement termination with Cooltouch's strategic Original Equipment Manufacturer (OEM) customer, as well as other elements that were reflected in the reduction of Cooltouch's revenues and operating results in 2015 compared to the forecasted projection, were considered by the Company's management as indicators of potential impairment of Cooltouch's intangible assets and goodwill. These indicators led the Company to evaluate the value of Cooltouch's tangible and intangible assets based on the future undiscounted cash flows expected to be generated by the assets in accordance with ASC 360. The projected undiscounted cash flows indicated that the carrying amount of the customer relationship assets deemed to be impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the customer relationship using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 3,113 in 2015. In addition to the above mentioned and in accordance with ASC 350, the Company recorded goodwill impairment loss of $ 2,500 in 2015, attributed to Cooltouch reporting unit. During 2016 no impairment losses were recorded.

The material assumptions used for the income approach for 2016 and 2015 were seven (7) years of projected cash flows, a long-term growth rate of 3% and a discount rate of 20% and 21% for 2016 and 2015, respectively.

c.	Impairment of goodwill and intangibles related to RBT:

During 2014, RBT's management reorganized its strategy to focus mainly on the North American market, which led to a termination of a main distributor agreement in the Asia market. The discontinuing of that distributor led to a significant decrease in RBT's revenue, while the plan to increase revenues from the North American market did not succeed as expected. These reasons, led the Company to record an impairment loss of RBT's reporting unit goodwill and intangible in the amount of $1,185 and $ $990, respectively.

During 2015, the continued operational weakness of RBT, along with uncertainties regarding the future distribution of RBT's products worldwide due to the discontinuing of an agreement with the distributor in China and its failure to penetrate other Asian markets, were strong factor in management's decision to minimize the investment and business support and were reflected in the reduction of RBT's revenues and operational results in 2015, as compared to the forecasted projections in 2014. As a result of the continued unexpected weakness mentioned above, the Company recorded an impairment loss of RBT's reporting unit goodwill and intangible in the amount of $1,343 and $176, respectively.

The projected undiscounted cash flows indicated that the carrying amount of the developed technology assets deemed to be impaired. To assess the amount of the impairment, the Company estimated the fair value of the developed technology using the discounted cash flow method. The material assumptions used for the income approach for 2015 and 2014 were five (5) years of projected cash flows, a long-term growth rate of 3% and a discount rate of 17%.